UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                    -----------

             The Gabelli Convertible and Income Securities Fund Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    --------                                     --------
               CONVERTIBLE CORPORATE BONDS -- 30.5%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.4%
 $ 2,780,000   Pep Boys - Manny,
                 Moe & Jack, Cv.,
                 4.250%, 06/01/07 .............$  2,828,650
   6,900,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 .............   6,417,000
                                               ------------
                                                  9,245,650
                                               ------------
               AVIATION: PARTS AND SERVICES -- 3.2%
     830,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 .............     926,487
   3,692,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 .............   3,650,465
                                               ------------
                                                  4,576,952
                                               ------------
               BROADCASTING -- 0.7%
   1,100,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 4.875%, 07/15/18 .............     965,250
                                               ------------
               BUSINESS SERVICES -- 4.6%
     900,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) .....           0
   3,000,000   Franklin Resources Inc., Cv.,
                 Zero Coupon, 05/11/31 ........   2,055,000
     500,000   Navistar Financial Corp.,
                 Sub. Deb. Cv.,
                 4.750%, 04/01/09 .............     501,250
               Trans-Lux Corp., Sub. Deb. Cv.,
   2,600,000     8.250%, 03/01/12 .............   2,574,000
   1,500,000     7.500%, 12/01/06 .............   1,537,500
                                               ------------
                                                  6,667,750
                                               ------------
               CABLE -- 1.0%
     400,000   Adelphia Communications Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 05/01/21+ (c) ........      30,000
   1,500,000   Charter Communications Inc., Cv.,
                 4.750%, 06/01/06 .............   1,428,750
                                               ------------
                                                  1,458,750
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 4.8%
   2,500,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 .............   2,571,875
     600,000   Corning Inc., Deb. Cv.,
                 Zero Coupon, 11/08/15 ........     477,000
   1,500,000   Lucent Technologies Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 08/01/31 .............   1,558,125
   2,500,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 .............   2,325,000
                                               ------------
                                                  6,932,000
                                               ------------
               CONSUMER PRODUCTS -- 0.1%
     100,000   Church & Dwight Co. Inc., Deb. Cv.,
                 5.250%, 08/15/33 (b) .........     133,500
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 0.7%
   2,000,000   Roper Industries Inc., Cv.,
                 1.481%, 01/15/34 .............     965,000
                                               ------------

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    --------                                     --------
               ELECTRONICS -- 2.1%
  $   10,000   Artesyn Technologies Inc.,
                 Sub. Deb. Cv.,
                 5.500%, 08/15/10 (b) .........$     13,075
   1,000,000   Oak Industries Inc.,
                 Sub. Deb. Cv.,
                 4.875%, 03/01/08 .............   1,040,000
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 .............   1,932,500
                                               ------------
                                                  2,985,575
                                               ------------
               ENERGY AND UTILITIES -- 1.4%
     500,000   Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08 .............     576,250
   1,400,000   Mirant Corp., Deb. Cv.,
                 2.500%, 06/15/21+ (c) ........   1,106,000
     257,000   Moran Energy Inc., Sub. Deb. Cv.,
                 8.750%, 01/15/08 .............     253,145
     100,000   Unisource Energy Corp., Cv.,
                 4.500%, 03/01/35 .............     105,500
                                               ------------
                                                  2,040,895
                                               ------------
               EQUIPMENT AND SUPPLIES -- 0.9%
   1,220,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 .............   1,239,825
                                               ------------
               FOOD AND BEVERAGE -- 0.4%
     600,000   Parmalat Capital, Cv.,
                 1.000%, 12/31/05+ (c) ........     163,333
   1,000,000   Parmalat Netherlands BV, Cv.,
                 0.875%, 06/30/21+ (c) ........     466,666
                                               ------------
                                                    629,999
                                               ------------
               HEALTH CARE -- 0.3%
     400,000   IVAX Corp., Sub. Deb. Cv.,
                 4.500%, 05/15/08 (b) .........     402,500
     150,000   Sabratek Corp., Sub. Deb. Cv.,
                 6.000%, 04/15/05+ (a)(c) .....           0
                                               ------------
                                                    402,500
                                               ------------
               HOTELS AND GAMING -- 0.0%
      10,000   Wynn Resorts Ltd., Sub. Deb. Cv.,
                 6.000%, 07/15/15 (b) .........      30,712
                                               ------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
     100,000   Fleetwood Enterprises Inc., Cv.,
                 5.000%, 12/15/23 (b) .........     102,875
                                               ------------
               METALS AND MINING -- 0.0%
      50,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 ........      53,188
                                               ------------
               REAL ESTATE -- 1.2%
               Palm Harbor Homes Inc., Cv.,
     450,000     3.250%, 05/15/24 .............     401,062
   1,550,000     3.250%, 05/15/24 (b) .........   1,381,438
                                               ------------
                                                  1,782,500
                                               ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    --------                                     --------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               RETAIL -- 0.0%
  $   60,000   Costco Wholesale Corp.,
                 Sub. Deb. Cv.,
                 Zero Coupon, 08/19/17 ........$     60,375
                                               ------------
               TELECOMMUNICATIONS -- 0.7%
      50,000   Commonwealth Telephone
                 Enterprises Inc., Cv.,
                 3.250%, 07/15/23 (b) .........      50,375
   1,000,000   Rogers Communications
                 Inc., Deb. Cv.,
                 2.000%, 11/26/05 .............     985,000
                                               ------------
                                                  1,035,375
                                               ------------
               TRANSPORTATION -- 0.8%
               GATX Corp., Cv.,
     500,000     7.500%, 02/01/07 (b) .........     588,125
     500,000     7.500%, 02/01/07 .............     588,125
                                               ------------
                                                  1,176,250
                                               ------------
               WIRELESS COMMUNICATIONS -- 1.1%
   1,500,000   Nextel Communications Inc., Cv.,
                 5.250%, 01/15/10 .............   1,545,000
                                               ------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ..............  44,029,921
                                               ------------
     SHARES
     ------
               CONVERTIBLE PREFERRED STOCKS -- 11.7%
               AEROSPACE -- 0.7%
       8,000   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ......   1,040,000
                                               ------------
               AUTOMOTIVE -- 0.2%
       2,000   Ford Motor Co. Capital Trust II,
                 6.500% Cv. Pfd. ..............      90,680
               General Motors Corp.,
       2,000     5.250% Cv. Pfd., Ser. B ......      37,360
       6,000     4.500% Cv. Pfd., Ser. A ......     141,000
                                               ------------
                                                    269,040
                                               ------------
               AVIATION: PARTS AND SERVICES -- 3.9%
      49,000   Coltec Capital Trust,
                 5.250% Cv. Pfd. ..............   2,437,750
      35,000   Sequa Corp.,
                 $5.00 Cv. Pfd. ...............   3,272,500
                                               ------------
                                                  5,710,250
                                               ------------
               BROADCASTING -- 3.6%
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a)(b)(d) .............   1,010,000
     100,000   Sinclair Broadcast Group Inc.,
                 6.000% Cv. Pfd., Ser. D ......   4,187,500
                                               ------------
                                                  5,197,500
                                               ------------

                                                  MARKET
     SHARES                                       VALUE*
    --------                                     --------
               BUSINESS SERVICES -- 0.3%
      15,133   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A (a)(b)(d) .............$    453,467
      20,000   Key3Media Group Inc.,
                 5.500% Cv. Pfd., Ser. A+ (a) .         117
                                               ------------
                                                    453,584
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
         800   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd. ..............     808,000
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 0.2%
               WHX Corp.,
      54,000     $3.75 Cv. Pfd., Ser. B+ ......     148,500
      28,000     6.500% Cv. Pfd., Ser. A+ .....      77,000
                                               ------------
                                                    225,500
                                               ------------
               ENERGY AND UTILITIES -- 0.2%
       6,000   AES Trust III,
                 6.750% Cv. Pfd. ..............     285,000
       1,000   FPL Group Inc.,
                 8.000% Cv. Pfd., Ser. B ......      62,010
                                               ------------
                                                    347,010
                                               ------------
               ENTERTAINMENT -- 0.7%
       2,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ .............      72,000
      45,000   Six Flags Inc.,
                 7.250% Cv. Pfd. ..............     911,250
                                               ------------
                                                    983,250
                                               ------------
               HOTELS AND GAMING -- 0.0%
         200   Wyndham International Inc.,
                 9.750% Cv. Pfd., Ser. A ......      10,000
                                               ------------
               TELECOMMUNICATIONS -- 1.0%
       4,000   ALLTEL Corp.,
                 7.750% Cv. Pfd. ..............     201,960
      15,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ......     639,000
      12,000   Philippine Long Distance
                 Telephone Co.,
                 $3.50 Cv. Pfd., Ser. III .....     588,000
                                               ------------
                                                  1,428,960
                                               ------------
               TRANSPORTATION -- 0.3%
       2,700   GATX Corp.,
                 $2.50 Cv. Pfd. ...............     445,500
                                               ------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS .............  16,918,594
                                               ------------

               COMMON STOCKS -- 28.2%
               AEROSPACE -- 0.0%
       5,000   Kaman Corp., Cl. A .............      62,250
                                               ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
     SHARES                                       VALUE*
    --------                                     --------
               COMMON STOCKS (CONTINUED)
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.0%
      15,000   Dana Corp. .....................$    191,850
      30,000   Genuine Parts Co. ..............   1,304,700
                                               ------------
                                                  1,496,550
                                               ------------
               CABLE AND SATELLITE -- 0.8%
      20,000   Cablevision Systems Corp.,
                 Cl. A+ .......................     561,000
       5,000   DIRECTV Group Inc.+ ............      72,100
      18,000   EchoStar Communications
                 Corp., Cl. A .................     526,500
      19,500   Loral Space &
                 Communications Ltd.+ .........       4,290
                                               ------------
                                                  1,163,890
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.2%
      23,052   Andrew Corp.+ ..................     269,939
                                               ------------
               CONSUMER PRODUCTS -- 0.8%
      20,000   Gillette Co. ...................   1,009,600
      10,000   Swedish Match AB ...............     122,333
                                               ------------
                                                  1,131,933
                                               ------------
               ELECTRONICS -- 0.2%
      20,000   Creo Inc.+ .....................     321,200
                                               ------------
               ENERGY AND UTILITIES -- 8.4%
       5,000   Anadarko Petroleum Corp. .......     380,500
      10,000   BP plc, ADR ....................     624,000
       3,000   CH Energy Group Inc. ...........     137,100
       5,000   ConocoPhillips .................     539,200
       2,000   Cooper Cameron Corp.+ ..........     114,420
      25,000   Duke Energy Corp. ..............     700,250
      30,000   Exxon Mobil Corp. ..............   1,788,000
      30,448   FPL Group Inc. .................   1,222,487
      20,000   Great Plains Energy Inc. .......     611,600
      30,000   Kaneb Services LLC .............   1,279,500
       2,000   Kerr-McGee Corp. ...............     156,660
       2,000   Murphy Oil Corp. ...............     197,460
       2,000   National Fuel Gas Co. ..........      57,180
      40,000   Northeast Utilities ............     770,800
      10,000   Progress Energy Inc., CVO+ .....       1,300
      15,000   Public Service Enterprise
                 Group Inc. ...................     815,850
      20,000   Royal Dutch Petroleum Co. ......   1,200,800
      10,000   SEMCO Energy Inc. ..............      57,500
       8,000   SJW Corp. ......................     281,040
      10,000   Unocal Corp. ...................     616,900
      30,000   Xcel Energy Inc. ...............     515,400
                                               ------------
                                                 12,067,947
                                               ------------
               EQUIPMENT AND SUPPLIES -- 0.1%
       5,000   Mueller Industries Inc. ........     140,750
       2,000   Tomkins plc, ADR ...............      40,900
                                               ------------
                                                    181,650
                                               ------------

                                                  MARKET
     SHARES                                       VALUE*
    --------                                     --------
               FINANCIAL SERVICES -- 5.1%
      32,000   Alliance Capital Management
                 Holding LP ...................$  1,508,800
      36,000   American Express Co. ...........   1,849,320
      10,000   American International
                 Group Inc. ...................     554,100
      12,000   Argonaut Group Inc.+ ...........     254,640
      60,000   Citigroup Inc. .................   2,696,400
      30,000   Riggs National Corp. ...........     572,700
                                               ------------
                                                  7,435,960
                                               ------------
               FOOD AND BEVERAGE -- 5.1%
      10,000   Allied Domecq plc, ADR .........     406,700
      10,000   Cadbury Schweppes plc, ADR .....     407,000
       7,000   Coca-Cola Co. ..................     291,690
      70,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A .........   5,653,900
      12,000   General Mills Inc. .............     589,800
                                               ------------
                                                  7,349,090
                                               ------------
               HEALTH CARE -- 3.4%
      12,000   Bristol-Myers Squibb Co. .......     305,520
      17,800   Eli Lilly & Co. ................     927,380
      30,000   Merck & Co. Inc. ...............     971,100
      90,000   Pfizer Inc. ....................   2,364,300
      15,000   Schering-Plough Corp. ..........     272,250
                                               ------------
                                                  4,840,550
                                               ------------
               HOTELS AND GAMING -- 0.4%
     100,000   Hilton Group plc ...............     568,815
                                               ------------
               PUBLISHING -- 0.9%
      20,000   Pulitzer Inc. ..................   1,274,600
                                               ------------
               RETAIL -- 0.8%
      35,000   Albertson's Inc. ...............     722,750
     100,000   JumboSports Inc.+ ..............           0
      20,000   Safeway Inc.+ ..................     370,600
                                               ------------
                                                  1,093,350
                                               ------------
               SPECIALTY CHEMICALS -- 0.5%
      15,000   E.I. du Pont de
                 Nemours and Co. ..............     768,600
                                               ------------
               TELECOMMUNICATIONS -- 0.5%
      20,000   AT&T Corp. .....................     375,000
      10,000   MCI Inc. .......................     249,200
       5,000   SBC Communications Inc. ........     118,450
                                               ------------
                                                    742,650
                                               ------------
               WIRELESS COMMUNICATIONS -- 0.0%
          49   Winstar Communications Inc.+ ...           0
                                               ------------
               TOTAL COMMON STOCKS ............  40,768,974
                                               ------------

               PREFERRED STOCKS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
       3,679   PTV Inc., 10.000%
                 Pfd., Ser. A .................      13,980
                                               ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    --------                                     --------
               CORPORATE BONDS -- 0.9%
               DIVERSIFIED INDUSTRIAL -- 0.9%
 $ 2,000,000   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(d) ......$  1,336,122
                                               ------------
               TELECOMMUNICATIONS -- 0.0%
      80,000   Amnex Inc., Sub. Deb.,
                 8.500%, 09/25/49+ (b)(c)(d) ..           0
                                               ------------
               TOTAL CORPORATE BONDS ..........   1,336,122
                                               ------------

     SHARES
     ------
               WARRANTS -- 0.6%
               BUSINESS SERVICES -- 0.0%
      87,500   Interep National Radio Sales Inc.,
                 expires 05/06/07+ (a)(b)(d) ..           0
                                               ------------
               CONSUMER PRODUCTS -- 0.0%
       4,331   Pillowtex Corp.,
                 expires 11/24/09+ (a) ........           0
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 0.6%
     250,000   GP Strategies Corp.,
                 expires 08/14/08+ (a)(d) .....     653,341
     379,703   National Patent Development Corp.,
                 expires 08/14/08+ (a)(d) .....     167,188
                                               ------------
                                                    820,529
                                               ------------
               TOTAL WARRANTS .................     820,529
                                               ------------
     PRINCIPAL
      AMOUNT
     ---------

               U.S. GOVERNMENT OBLIGATIONS -- 28.1%
 $40,869,000   U.S. Treasury Bills,
                 2.379% to 2.823%++,
                 04/07/05 to 06/23/05 .........  40,649,905
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $141,952,235) ......................$144,538,025
                                               ============
     SHARES
     ------
               SECURITIES SOLD SHORT
               COMMUNICATIONS EQUIPMENT -- (0.2)%
     (23,000)  Andrew Corp.+ ..................$   (269,330)
                                               ============

   --------------
            For Federal tax purposes:
            Aggregate cost ....................$142,473,815
                                               ============
            Gross unrealized appreciation .....$  8,557,651
            Gross unrealized depreciation .....  (6,493,441)
                                               ------------
            Net unrealized appreciation
               (depreciation) .................$  2,064,210
                                               ============

   --------------
   (a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $3,620,235 or 2.50% of total investments.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $4,166,066 or 2.88% of total investments. Except as noted in (d), these securities are liquid.
   (c)   Bond in default.
   (d) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                     3/31/2005
ACQUISITION                              ACQUISITION ACQUISITION  CARRYING VALUE
  SHARES  ISSUER                            DATE        COST         PER UNIT
  ------  ------                          ---------  -----------  --------------
   80,000 Amnex Inc.,
            8.500%, 09/25/49 ............. 09/15/97  $   70,363    $         --
2,000,000 GP Strategies Corp.
            6.000%, 08/14/08 ............. 08/14/03   1,362,935          0.6681
  250,000 GP Strategies Corp.
            Warrants
            expire 08/14/08 .............. 08/08/03     657,065          2.6134
      100 Gray Television Inc.,
            8.000% Cv. Pfd., Ser. C ...... 04/22/02   1,000,000     10,100.0000
   15,133 Interep National Radio
            Sales Inc.,
            4.000% Cv. Pfd., Ser. A ...... 05/03/02   1,514,203         29.9654
   87,500 Interep National Radio
            Sales Inc.
            Warrants expire 05/06/07 ..... 05/03/02          --              --
  379,703 National Patent
            Development Corp.
            Warrants expire 08/08/08 ..... 11/24/05          --          0.4403

   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR - American Depository Receipt.
   CVO - Contingent Value Obligation.
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.
            -------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date     May 25, 2005
    --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.